InfraCap Equity Income Fund ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
February 28, 2023
	Shares	Value
COMMON STOCKS - 71.84%
Aerospace & Defense - 0.47%
Raytheon Technologies Corp. (a)	2,303	$225,901

Automobiles - 0.32%
Ford Motor Co.	1,437	17,345
Stellantis NV - ADR (c)	7,704	134,974
		152,319
Banks - 11.94%
Citigroup, Inc. (b)	7,995	405,267
Citizens Financial Group, Inc.	20,224	844,554
Comerica, Inc.	10,457	733,036
Huntington Bancshares, Inc.	18,076	276,924
KeyCorp (a)(b)	34,787	636,254
The PNC Financial Services Group Inc	1,811	285,993
Regions Financial Corp.	1,638	38,198
Truist Financial Corp.	27,922	1,310,938
U.S. Bancorp (b)	26,183	1,249,715
		5,780,879
Beverages - 2.69%
The Coca-Cola Co. (a)	21,868	1,301,365

Biotechnology - 0.15%
AbbVie, Inc. (b)	481	74,026

Capital Markets - 3.47%
AllianceBernstein Holding LP (a)(b)	27,933	1,084,918
Blackstone, Inc.	4,300	390,440
State Street Corp.	2,308	204,673
		1,680,031
Chemicals - 4.12%
Dow, Inc. (a)(b)	34,854	1,993,649

Consumer Finance - 2.39%
Ally Financial, Inc. (a)	17,487	525,484
OneMain Holdings, Inc. (b)	14,673	632,260
		1,157,744
Diversified Telecommunication Services - 3.95%
AT&T, Inc. (a)(b)	52,309	989,163
Verizon Communications, Inc. (a)(b)	23,756	921,971
		1,911,134
Electric Utilities - 4.64%
ALLETE, Inc. (a)	8,445	516,750
Duke Energy Corp. (a)	4,681	441,231
Edison International (b)	696	46,082
NRG Energy, Inc. (a)	23,053	755,908
PPL Corp.	255	6,903
The Southern Co. (a)	7,635	481,463
		2,248,337
Food & Staples Retailing - 0.32%
Walgreens Boots Alliance, Inc. (b)	4,327	153,738

Food Products - 1.39%
The Kraft Heinz Co. (a)	17,280	672,883

Gas Utilities - 0.92%
Northwest Natural Holding Co.	9,250	447,145

Hotels, Restaurants & Leisure - 0.69%
Darden Restaurants, Inc.	819	117,109
Red Rock Resorts, Inc.	4,992	218,000
		335,109
Household Products - 0.04%
Kimberly-Clark Corp.	158	19,758

Industrial Conglomerates - 0.18%
3M Co.	817	88,024

Insurance - 3.26%
Lincoln National Corp.	316	10,023
Prudential Financial, Inc. (b)	15,702	1,570,200
		1,580,223
IT Services - 1.25%
International Business Machines Corp. (b)	4,693	606,805

Multiline Retail - 2.05%
Kohl's Corp.	35,458	994,242

Multi-Utilities - 0.69%
Algonquin Power & Utilities Corp. - ADR (c)	3,700	28,231
Consolidated Edison, Inc.	529	47,266
Dominion Energy, Inc. (a)	4,628	257,409
		332,906
Oil, Gas & Consumable Fuels - 17.20%
Chevron Corp. (a)(b)	10,080	1,620,561
Devon Energy Corp. (a)	2,324	125,310
Enbridge, Inc. - ADR (a)(b)	35,375	1,327,270
Energy Transfer LP (a)	49,194	622,796
EOG Resources, Inc. (a)	1,883	212,817
Kinder Morgan, Inc. (a)(b)	55,229	942,207
MPLX LP (b)	10,614	367,563
New Fortress Energy, Inc. (a)	30,751	1,014,475
ONEOK, Inc.	304	19,897
Phillips 66 (a)(b)	4,107	421,214
Pioneer Natural Resources Co. (a)	3,800	761,558
Shell plc - ADR (a)(c)	6,755	410,501
TC Energy Corp. - ADR (a)(b)(c)	5,774	229,863
The Williams Company, Inc. (a)	8,307	250,041
		8,326,073
Paper Products - 1.17%
International Paper Co.	15,542	565,573

Pharmaceuticals - 2.30%
Johnson & Johnson (a)	5,888	902,395
Pfizer, Inc. (b)	5,254	213,155
		1,115,550
Thrifts & Mortgage Finance - 0.41%
New York Community Bancorp, Inc. (b)	22,127	196,488

Tobacco - 2.08%
Altria Group, Inc. (a)	17,747	823,993
Philip Morris International, Inc.	1,882	183,119
		1,007,112
Wireless Telecommunication Services - 2.08%
Vodafone Group plc - ADR (a)(b)(c)	84,305	1,009,131

Total Common Stocks
(Cost $35,987,441)		33,976,145

Real Estate Investment Trusts (REITs) - 27.22%
Equity Real Estate Investment Trusts (REITs) - 16.81%
Boston Properties, Inc. (a)	18,378	1,203,391
Crown Castle, Inc.	123	16,082
EPR Properties	21,131	862,990
Federal Realty Investment Trust	3,657	390,494
Global Net Lease, Inc. (b)	56,869	802,990
Healthcare Realty Trust, Inc.	31,183	608,069
Kilroy Realty Corp. (b)	29,752	1,071,667
National Retail Properties, Inc. (a)(b)	12,024	544,928
Realty Income Corp. (a)(b)	7,921	506,548
Simon Property Group, Inc. (a)(b)	10,532	1,285,852
Spirit Realty Capital, Inc. (b)	5,995	246,874
STAG Industrial, Inc.	3,276	110,205
VICI Properties, Inc.	1	33
Vornado Realty Trust (a)(b)	24,642	487,419
		8,137,542
Mortgage Real Estate Investment Trusts (REITs) - 10.41%
AGNC Investment Corp. (a)(b)	62,096	674,983
Annaly Capital Management, Inc. (a)(b)	60,932	1,260,074
BrightSpire Capital, Inc. (b)	64,985	480,239
Rithm Capital Corp. (b)	140,089	1,274,810
Starwood Property Trust, Inc. (b)	24,604	471,413
TPG RE Finance Trust, Inc. (b)	103,822	881,449
		5,042,968
Total Real Estate Investment Trusts (REITs)
(Cost $14,948,776)		13,180,510

PREFERRED STOCKS - 17.53%
AGNC Investment Corp., 7.750% Series G (d)(e)	18,500	423,095
Babcock & Wilcox Enterprises, Inc., 7.750%, Series A (b)(d)	43,886	746,062
Chimera Investment Corp., 8.000%, Series B (b)(d)(e)	21,830	487,464
Crestwood Equity Partners LP, 9.250% (b)(d)	83,865	770,719
DCP Midstream LP, 7.950%, Series C (d)(e)	46	1,171
DigitalBridge Group, Inc., 7.125%, Series H (b)(d)	32,857	701,497
Energy Transfer LP, 7.625%, Series D (b)(d)(e)	43,663	1,061,011
FTAI Aviation Ltd., 8.250%, Series A (b)(c)(d)(e)	42,033	1,014,677
Global Net Lease, Inc., 6.875%, Series B (b)(d)	20,871	461,875
New York Mortgage Trust, Inc. 8.000%, Series D (b)(d)(e)	43,588	886,144
NuStar Energy LP, 10.380%, Series B (d)(e)	9,553	232,233
NuStar Energy LP, 11.650%, Series C (d)(e)	232	5,886
Rithm Capital Corp., 6.375%, Series C (b)(d)(e)	23,607	483,707
SCE Trust III, 5.750%, Series H (b)(d)(e)	22,053	514,276
Textainer Group Holdings Ltd., 6.250%, Series B (b)(c)(d)	32,193	696,335
Preferred Stocks
(Cost $8,909,176)		8,486,152

CONVERTIBLE PREFERRED STOCKS - 8.83%
Algonquin Power & Utilities Corp., 7.750%, 6/15/2024 (c)	29,707	809,813
EPR Properties, 9.000%, Series E (d)	7,846	222,670
New York Community Capital Trust V, 6.000%, 11/1/2051 (b)	15,616	693,350
NextEra Energy, Inc., 6.926%, 9/1/2025	8,808	394,598
RLJ Lodging Trust, 1.950%, Series A (b)(d)(e)	39,370	978,344
RPT Realty, 7.250%, Series D (b)(d)	10,066	503,704
UGI Corporation, 7.250%, 6/1/2024 (b)	7,845	671,689
Total Convertible Preferred Stocks
(Cost $4,500,414)		4,274,168

Total Investments
(Cost $64,345,807) - 123.75%		59,916,975
Liabilities in Excess of Other Assets - (23.75)%		(11,497,955)
Net Assets - 100.00%		$48,419,020

ETF	- Exchange Traded Fund
REITs	- Real Estate Investment Trusts
plc	- Public Limtied Company
(a)	Held in connection with a written call options contract. See the Schedule of Written Options for further information.
(b)
All or a portion of this security has been committed as collateral for open written option contracts and the Fund's borrowing. The total value of assets committed as collateral as of February 28, 2023 is $2,254,476.

(c)	Foreign security.
(d)	Perpetual Maturity.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 28, 2023.

Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$33,976,145	$-	$-	$33,976,145
Real Estate Investment Trusts (REITs)	13,180,510	-	-	13,180,510
Preferred Stocks	9,968,200	-	-	9,968,200
Convertible Preferred Stocks	2,792,120	-	-	2,792,120
Total	$59,916,975	$-	$-	$59,916,975
Liabilities
Written Options	$-	$(128,415)	$-	$(128,415)
Total	$-	$(128,415)	$-	$(128,415)

As of the period ended February 28, 2023, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

InfraCap Equity Income Fund ETF
SCHEDULE OF OPTIONS WRITTEN
February 28, 2023

	Contracts (a)	Notional Cost	Value

CALL OPTIONS WRITTEN
AGNC Investment Corp.
Expiration: March 2023, Exercise Price: $12.00	(30)	(32,610)	$(60)
Expiration: March 2023, Exercise Price: $13.00	(100)	(108,700)	(150)
Expiration: June 2023, Exercise Price: $13.00	(220)	(239,140)	(1,430)
Expiration: September 2023, Exercise Price: $13.00	(200)	(217,400)	(2,300)
ALLETE, Inc.
Expiration: April 2023, Exercise Price: $65.00	(80)	(489,520)	(4,600)
AllianceBernstein Holding LP
Expiration: April 2023, Exercise Price: $45.00	(50)	(194,200)	(500)
Expiration: April 2023, Exercise Price: $50.00	(20)	(77,680)	(100)
Expiration: July 2023, Exercise Price: $45.00	(30)	(116,520)	(1,350)
Ally Financial, Inc.
Expiration: March 2023, Exercise Price: $36.00	(10)	(30,050)	(75)
Altria Group, Inc.
Expiration: March 2023, Exercise Price: $47.00	(40)	(185,720)	(480)
Expiration: March 2023, Exercise Price: $47.00	(20)	(92,860)	(660)
Expiration: March 2023, Exercise Price: $47.50	(130)	(603,590)	(4,030)
Annaly Capital Management, Inc.
Expiration: March 2023, Exercise Price: $24.00	(100)	(206,800)	(50)
Expiration: March 2023, Exercise Price: $24.00	(120)	(248,160)	(180)
Expiration: April 2023, Exercise Price: $7.00 (b)(d)	(210)	(108,570)	(1,680)
Expiration: April 2023, Exercise Price: $8.00 (b)(d)	(10)	(5,170)	(25)
Expiration: April 2023, Exercise Price: $23.00	(100)	(206,800)	(700)
Expiration: May 2023, Exercise Price: $23.00	(100)	(206,800)	(1,500)
AT&T, Inc.
Expiration: March 2023, Exercise Price: $20.00	(100)	(189,100)	(450)
Expiration: March 2023, Exercise Price: $20.00	(100)	(189,100)	(750)
Expiration: March 2023, Exercise Price: $20.00	(100)	(189,100)	(1,050)
Expiration: March 2023, Exercise Price: $20.50	(100)	(189,100)	(550)
Expiration: March 2023, Exercise Price: $20.50	(80)	(151,280)	(40)
Expiration: March 2023, Exercise Price: $21.00	(100)	(189,100)	(50)
Expiration: April 2023, Exercise Price: $20.50	(100)	(189,100)	(550)
Boston Properties, Inc.
Expiration: March 2023, Exercise Price: $80.00	(70)	(458,360)	(1,225)
Chevron Corp.
Expiration: March 2023, Exercise Price: $185.00	(10)	(160,770)	(5)
Expiration: March 2023, Exercise Price: $185.00	(10)	(160,770)	(45)
Expiration: March 2023, Exercise Price: $185.00	(10)	(160,770)	(15)
Expiration: March 2023, Exercise Price: $185.00	(20)	(321,540)	(180)
Expiration: March 2023, Exercise Price: $190.00	(10)	(160,770)	(25)
Expiration: March 2023, Exercise Price: $190.00	(20)	(321,540)	(150)
Expiration: April 2023, Exercise Price: $185.00	(50)	(803,850)	(1,875)
Expiration: April 2023, Exercise Price: $195.00	(30)	(482,310)	(300)
The Coca-Cola Co.
Expiration: March 2023, Exercise Price: $63.00	(20)	(119,020)	(100)
Expiration: March 2023, Exercise Price: $63.00	(20)	(119,020)	(130)
Expiration: March 2023, Exercise Price: $63.00	(30)	(178,530)	(30)
Expiration: March 2023, Exercise Price: $64.00	(10)	(59,510)	(15)
Expiration: March 2023, Exercise Price: $65.00	(20)	(119,020)	(30)
Devon Energy Corp.
Expiration: March 2023, Exercise Price: $60.00	(40)	(215,680)	(20)
Expiration: March 2023, Exercise Price: $60.00	(50)	(269,600)	(1,100)
Expiration: March 2023, Exercise Price: $62.00	(50)	(269,600)	(125)
Dominion Energy, Inc.
Expiration: March 2023, Exercise Price: $67.50	(10)	(55,620)	(50)
Dow, Inc.
Expiration: March 2023, Exercise Price: $60.00	(10)	(57,200)	(20)
Expiration: March 2023, Exercise Price: $60.00	(110)	(629,200)	(2,750)
Expiration: March 2023, Exercise Price: $61.00	(20)	(114,400)	(30)
Expiration: March 2023, Exercise Price: $61.00	(20)	(114,400)	(90)
Expiration: March 2023, Exercise Price: $62.50	(20)	(114,400)	(90)
Expiration: April 2023, Exercise Price: $65.00	(60)	(343,200)	(1,020)
Expiration: June 2023, Exercise Price: $67.50	(60)	(343,200)	(2,340)
Duke Energy Corp.
Expiration: March 2023, Exercise Price: $110.00	(10)	(94,260)	(25)
Expiration: April 2023, Exercise Price: $115.00	(10)	(94,260)	(75)
Enbridge, Inc. (c)
Expiration: April 2023, Exercise Price: $42.50	(20)	(75,040)	(150)
Expiration: April 2023, Exercise Price: $45.00	(70)	(262,640)	(350)
Expiration: April 2023, Exercise Price: $47.50	(50)	(187,600)	(125)
Expiration: June 2023, Exercise Price: $42.50	(170)	(637,840)	(2,550)
Expiration: June 2023, Exercise Price: $45.00	(20)	(75,040)	(200)
Energy Transfer LP
Expiration: March 2023, Exercise Price: $13.50	(100)	(126,600)	(50)
Expiration: March 2023, Exercise Price: $13.50	(100)	(126,600)	(350)
EOG Resources, Inc.
Expiration: March 2023, Exercise Price: $135.00	(30)	(339,060)	(150)
Johnson & Johnson
Expiration: March 2023, Exercise Price: $170.00	(20)	(306,520)	(20)
Expiration: April 2023, Exercise Price: $170.00	(10)	(153,260)	(95)
Expiration: April 2023, Exercise Price: $170.00	(40)	(613,040)	(940)
KeyCorp
Expiration: March 2023, Exercise Price: $18.00	(40)	(73,160)	(2,500)
Kinder Morgan, Inc.
Expiration: March 2023, Exercise Price: $19.00	(30)	(51,180)	(45)
Expiration: March 2023, Exercise Price: $20.00	(100)	(170,600)	(100)
Expiration: April 2023, Exercise Price: $20.00	(144)	(245,664)	(360)
Expiration: June 2023, Exercise Price: $21.00	(100)	(170,600)	(350)
The Kraft Heinz Co.
Expiration: March 2023, Exercise Price: $42.50	(10)	(38,940)	(20)
Expiration: March 2023, Exercise Price: $45.00	(10)	(38,940)	(5)
Expiration: April 2023, Exercise Price: $42.50	(70)	(272,580)	(735)
Expiration: April 2023, Exercise Price: $45.00	(20)	(77,880)	(70)
Expiration: May 2023, Exercise Price: $42.50	(60)	(233,640)	(2,070)
National Retail Properties, Inc.
Expiration: March 2023, Exercise Price: $50.00	(20)	(90,640)	(50)
New Fortress Energy, Inc.
Expiration: April 2023, Exercise Price: $40.00	(110)	(366,850)	(6,875)
Expiration: June 2023, Exercise Price: $45.00	(100)	(333,500)	(8,500)
Expiration: July 2023, Exercise Price: $45.00	(90)	(300,150)	(1,1025)
NRG Energy, Inc.
Expiration: March 2023, Exercise Price: $34.00	(80)	(262,320)	(2,800)
Phillips 66
Expiration: March 2023, Exercise Price: $108.00	(10)	(102,560)	(50)
Expiration: March 2023, Exercise Price: $109.00	(10)	(102,560)	(225)
Expiration: March 2023, Exercise Price: $115.00	(10)	(102,560)	(100)
Expiration: March 2023, Exercise Price: $115.00	(10)	(102,560)	(250)
Pioneer Natural Resources Co.
Expiration: March 2023, Exercise Price: $225.00	(10)	(200,410)	(525)
Expiration: March 2023, Exercise Price: $245.00	(10)	(200,410)	(2,400)
Expiration: March 2023, Exercise Price: $245.00	(20)	(400,820)	(4,800)
Raytheon Technologies Corp.
Expiration: March 2023, Exercise Price: $102.00	(10)	(98,090)	(25)
Realty Income Corp.
Expiration: March 2023, Exercise Price: $70.00	(30)	(191,850)	(75)
Shell Plc - ADR (c)
Expiration: April 2023, Exercise Price: $65.00	(40)	(243,080)	(2,700)
Expiration: April 2023, Exercise Price: $67.50	(40)	(243,080)	(1,100)
Simon Property Group, Inc.
Expiration: March 2023, Exercise Price: $125.00	(10)	(122,090)	(975)
Expiration: April 2023, Exercise Price: $130.00	(30)	(366,270)	(3,810)
Expiration: May 2023, Exercise Price: $135.00	(10)	(122,090)	(1,500)
The Southern Co.
Expiration: March 2023, Exercise Price: $70.00	(40)	(252,240)	(2,000)
Expiration: March 2023, Exercise Price: $71.00	(20)	(126,120)	(300)
Expiration: March 2023, Exercise Price: $71.00	(40)	(252,240)	(200)
Expiration: March 2023, Exercise Price: $71.00	(60)	(378,360)	(2,400)
TC Energy Corp. (c)
Expiration: August 2023, Exercise Price: $50.00	(30)	(119,430)	(525)
Verizon Communications, Inc.
Expiration: March 2023, Exercise Price: $44.00	(100)	(388,100)	(200)
Expiration: March 2023, Exercise Price: $45.00	(40)	(155,240)	(40)
Expiration: March 2023, Exercise Price: $45.00	(50)	(194,050)	(25)
Expiration: June 2023, Exercise Price: $44.00	(100)	(388,100)	(2,700)
Vodafone Group Plc - ADR (c)
Expiration: April 2023, Exercise Price: $14.00	(200)	(239,400)	(1,800)
Expiration: April 2023, Exercise Price: $15.00	(100)	(119,700)	(350)
Expiration: July 2023, Exercise Price: $14.00	(100)	(119,700)	(2,300)
Expiration: July 2023, Exercise Price: $15.00	(200)	(239,400)	(2,500)
Expiration: October 2023, Exercise Price: $15.00	(100)	(119,700)	(2,400)
Vornado Realty Trust
Expiration: March 2023, Exercise Price: $30.00	(10)	(19,780)	(25)
The Williams Cos, Inc.
Expiration: March 2023, Exercise Price: $33.00	(10)	(30,100)	(25)
Expiration: March 2023, Exercise Price: $33.00	(10)	(30,100)	(50)
Expiration: April 2023, Exercise Price: $33.00	(50)	(150,500)	(625)
			(112,655)

PUT OPTIONS WRITTEN
AbbVie, Inc.
Expiration: March 2023, Exercise Price: $150.00	(20)	(307,800)	(360)
Crown Castle, Inc.
Expiration: March 2023, Exercise Price: $140.00	(10)	(130,750)	(10,900)
NRG Energy, Inc.
Expiration: March 2023, Exercise Price: $32.00	(90)	(295,110)	(4,500)
			(15,760)
TOTAL OPTIONS WRITTEN
(Premiums received $199,775)			$(128,415)

(a) 100 shares per contract.
(b) Reverse split options.
(c) Foreign security.
(d) 25 shares per contract